Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-term Investments [Line Item]
Time deposits	$ 288,758	$ 818,885
Equity securities with readily determinable fair value	2,265	2,249
Total short-term investments	291,023	821,134
Fair value change of short-term investments	$ 54	$ (2,056)	$ (1,998)